Consolidated Balance Sheet - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Stockholders' equity (deficit)
Total stockholders’ equity (deficit)	$ (176,737)	$ 3,298
Asian Equity Exchange Group Co LTD [Member]
Current assets
Cash and cash equivalents	68,305	22,655
Prepayments	8,142	23,298
Amount due from a director		14,284
Total current assets	76,447	60,237
Intangible assets, net of accumulated amortization	4,962
Property and equipment, net of accumulated depreciation	44,959	18,202
Total assets	126,368	78,439
Current Liabilities
Income taxes payable	2,336	5,675
Other payables	105,370	69,466
Amount due to a director	195,399
Total current liabilities	303,105	75,141
Stockholders' equity (deficit)
Common stock: 1,000,000,000 shares authorized, par value $0.00001, 1,000,000,000 shares issued and outstanding as of March 31, 2016 (unaudited) and December 31, 2015	10,000	10,000
Subscription receivable	(10,000)	(10,000)
Retained earnings (deficit)	(179,763)	5,280
Reserve fund	2,538
Accumulated other comprehensive income (loss)	488	(1,982)
Total stockholders’ equity (deficit)	(176,737)	3,298
Total liabilities and stockholders’ equity (deficit)	$ 126,368	$ 78,439